Schedule of carrying amount of supplier financing arrangement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Presenetd in accounts payable	$ 211
- of which suppliers have received payment from finance supplier	$ 210
Liabilities that are part of the arrangements	150 days
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Comparable accounts payable that are not part of the arrangements	30 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Comparable accounts payable that are not part of the arrangements	45 days